Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EQ ADVISORS TRUSTSM

EQ/MFS Mid Cap Focused Growth Portfolio

Supplement dated December 20, 2019, to the Summary Prospectus and Prospectus dated May 1, 2019, as supplemented

Important Notice Regarding Change to the Investment Policy of

EQ/MFS Mid Cap Focused Growth Portfolio

This Supplement updates certain information contained in the Summary Prospectus and Prospectus of EQ Advisors Trust (“Trust”) dated May 1, 2019, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference.

At a meeting held on December 4-5, 2019, the Trust’s Board of Trustees (“Board”) considered and approved a modified non-fundamental 80% investment policy for the EQ/MFS Mid Cap Focused Growth Portfolio (“Portfolio”) that will replace the current 80% investment policy.

Effective May 1, 2020, the Portfolio’s 80% investment policy, which appears as the first sentence in the section of the Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance – Principal Investment Strategy,” is modified as follows:

Current policy: Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of mid-capitalization companies (or financial instruments that derive their value from such securities).

Modified policy: Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of mid-capitalization companies.

EQ/MFS Mid Cap Focused Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EQ ADVISORS TRUSTSM

EQ/MFS Mid Cap Focused Growth Portfolio

Supplement dated December 20, 2019, to the Summary Prospectus and Prospectus dated May 1, 2019, as supplemented

Important Notice Regarding Change to the Investment Policy of

EQ/MFS Mid Cap Focused Growth Portfolio

This Supplement updates certain information contained in the Summary Prospectus and Prospectus of EQ Advisors Trust (“Trust”) dated May 1, 2019, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference.

At a meeting held on December 4-5, 2019, the Trust’s Board of Trustees (“Board”) considered and approved a modified non-fundamental 80% investment policy for the EQ/MFS Mid Cap Focused Growth Portfolio (“Portfolio”) that will replace the current 80% investment policy.

Effective May 1, 2020, the Portfolio’s 80% investment policy, which appears as the first sentence in the section of the Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance – Principal Investment Strategy,” is modified as follows:

Current policy: Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of mid-capitalization companies (or financial instruments that derive their value from such securities).

Modified policy: Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of mid-capitalization companies.